LEASES - Maturity analysis presents expected undiscounted cash payments for operating and finance leases (Details ) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
LEASES
2021		$ 25.5
2022		19.3
2023		9.6
2024		4.8
2025		2.3
Thereafter		8.7
Total lease payments		70.2
Less: imputed interest		(8.5)
Total payments		61.7
Fiance Leases
2021		2.0
2022		1.8
2023		1.3
2024		0.5
Total lease payments		5.6
Less: imputed interest		(0.4)
Finance Lease, Liability	$ 3.9	5.2	$ 2.4
Total
2021		27.5
2022		21.1
2023		10.9
2024		5.3
2025		2.3
Thereafter		8.7
Total lease payments		75.8
Less: imputed interest		(8.9)
Total payments		$ 66.9